REDEEMABLE NON-CONTROLLING INTERESTS (Details)	1 Months Ended
Jul. 31, 2020 item
BJ13
Redeemable Noncontrolling Interest [Line Items]
Controlling interest owned (as a percent)	58.00%
Number of data center projects	2
CPE Fund | JV
Redeemable Noncontrolling Interest [Line Items]
Percent of equity interest to acquire	42.00%
CPE Fund | JV
Redeemable Noncontrolling Interest [Line Items]
Non-controlling interest owned (as a percent)	42.00%